UMB SCOUT FUNDS

                         Supplement dated June 29, 2006
            to the Prospectus and Statement of Additional Information
                             dated October 31, 2005

This Supplement updates certain information contained in the UMB Scout Funds Prospectus and Statement of Additional Information dated October 31, 2005. You should keep this Supplement with your Prospectus and Statement of Additional Information for future reference. Additional copies of the Prospectus and Statement of Additional Information may be obtained free of charge by calling 1-800-996-2862.

UMB SCOUT SMALL CAP FUND

The Board of Trustees of UMB Scout Funds, on behalf of UMB Scout Small Cap Fund, voted to increase from $1.8 billion to $2.5 billion the market capitalization of stocks that qualify as smaller companies for purposes of implementing the UMB Scout Small Cap Fund's investment strategies. This change will become effective on July 15, 2006. Accordingly, page 3 of the Prospectus and page 5 of the Statement of Additional Information are revised to reflect this change.





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                            UMB FUND SERVICES, INC.
                       803 West Michigan Street, Suite A
                           Milwaukee, Wisconsin 53233
                                 (414) 299-2000

June 29, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:   UMB Scout Funds                                     (333-96461; 811-09813)
      Filing under Rule 497(e) of the Securities Act of 1933

Ladies and Gentlemen:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is a Supplement dated June 29, 2006 to the combined Prospectus and a separate Supplement dated June 29, 2006 to the Statement of Additional Information dated October 31, 2005. Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Sincerely,


/s/ Lesli Hosford McLinden
Senior Counsel

Encl.